Nontrade Receivables and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 11,890,073	$ 10,482,229
Allowance for credit losses	(41,301)	(53,276)	$ (42,925)
Net nontrade receivables	11,848,772	10,428,953
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	41,877	32,823
Allowance for credit losses	(4,301)	(4,876)	$ (5,525)
Net nontrade receivables	37,576	27,947
Agents | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	14,167	11,860
Allowance for credit losses	(4,301)	(4,876)
Net nontrade receivables	9,866	6,984
Reinsurer | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	27,710	20,963
Net nontrade receivables	$ 27,710	$ 20,963